Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8. Commitments and Contingencies

Pending or Threatened Legal Action and Claims

On February 21, 2020, Sharp Clinical Services, Inc., a vendor of RespireRx, filed a complaint against RespireRx in the Superior Court of New Jersey Law Division, Bergen County related to a December 16, 2019 demand for payment of past due invoices inclusive of late fees totaling $103,890 of which $3,631 relates to late fees, seeking $100,259 plus 1.5% interest per month on outstanding unpaid invoices. Amid settlement discussions, the vendor stated on March 13, 2020 its intent to proceed to a default judgment against the Company, and the Company stated on March 14, 2020 its intent to continue settlement discussions. On May 29, 2020, a default was entered against RespireRx. As of June 30, 2020, the Company had recorded accounts payable of $99,959 to such vendor, an amount considered by the Company to be reasonable given the settlement discussions that were ongoing at that time. On August 18, 2020, RespireRx communicated with Sharp Clinical Services, Inc. in an attempt to continue settlement discussions.

Related to the Salamandra matter described in Note 5. Settlements and Payments Agreements, and preceding the settlement discussions, by letter dated February 5, 2016, the Company received a demand from a law firm representing Salamandra alleging an amount due and owing for unpaid services rendered. On January 18, 2017, following an arbitration proceeding, an arbitrator awarded the vendor the full amount sought in arbitration of $146,082. Additionally, the arbitrator granted the vendor attorneys’ fees and costs of $47,937. All such amounts have been accrued at June 30, 2020 and December 31, 2019, including accrued interest at 4.5% annually from February 26, 2018, the date of the judgment, through June 30, 2020, totalling $20,736.

By letter dated May 18, 2018, the Company received notice from counsel claiming to represent TEC Edmonton and The Governors of the University of Alberta, which purported to terminate, effective December 12, 2017, the license agreement dated May 9, 2007 between the Company and The Governors of the University of Alberta. The Company, through its counsel, disputed any grounds for termination and notified the representative that it invoked Section 13 of that license agreement, which mandates a meeting to be attended by individuals with decision-making authority to attempt in good faith to negotiate a resolution to the dispute. In February 2019, the Company and TEC Edmonton tentatively agreed to terms acceptable to all parties to establish a new license agreement and the form of a new license agreement. However, the Company has re-evaluated that portion of its AMPAkine program and has decided not to enter into a new agreement at this time. The lack of entry into a new agreement at this time does not affect the Company’s other AMPAkine programs and permits the Company to reallocate resources to those programs, including, but not limited to ADHD, SCI, FXS and others.

By email dated July 21, 2016, the Company received a demand from an investment banking consulting firm that represented the Company in 2012 in conjunction with the Pier transaction alleging that $225,000 is due and payable for investment banking services rendered. Such amount has been included in accrued expenses at June 30, 2020 and December 31, 2019.

The Company is periodically the subject of various pending and threatened legal actions and claims. In the opinion of management of the Company, adequate provision has been made in the Company’s consolidated financial statements as of June 30, 2020 and December 31, 2019 with respect to such matters, including, specifically, the matters noted above. The Company intends to vigorously defend itself if any of the matters described above results in the filing of a lawsuit or formal claim. See Note 5. Settlement and Payment Agreements for additional items and details.

Significant Agreements and Contracts

Consulting Agreement

Richard Purcell, the Company’s Senior Vice President of Research and Development since October 15, 2014, provides his services to the Company on a month-to-month basis through his consulting firm, DNA Healthlink, Inc., through which the Company has contracted for his services, for a monthly cash fee of $12,500. Additional information with respect to shares of common stock that have been issued to Mr. Purcell is provided at Note 6. Stockholders’ Deficiency. Cash compensation expense pursuant to this agreement totalled $37,500 and $75,000 for the three-months and six-months ended June 30, 2020 and 2019, which is included in research and development expenses in the Company’s consolidated statements of operations for such periods.

Employment Agreements

Effective on May 6, 2020, Timothy Jones was appointed as RespireRx’s President and Chief Executive Officer and entered into an employment agreement as of that date. In addition, Mr. Jones has continued to serve as a member of the Company’s Board of Directors, a position he has held since January 28, 2020. On November 19, 2019, Mr. Jones became an advisor to the Company’s Board of Directors, a position he held until January 27, 2020. Under the employment agreement, a provisional period of “at will” employment was to expire on July 31, 2020. Neither party terminated the employment agreement prior to July 31, 2020, and on that date all rights and obligations under the agreement were deemed effective, including with respect to the certain economic obligations of the Company upon termination of Mr. Jones’ employment. The Board of Directors and Mr. Jones agreed to continue the employment agreement after the initial provisional period. The employment agreement has a termination date of September 30, 2023 and will automatically extend annually, upon the same terms and conditions, for successive periods of one year, unless either party provides written notice of its intention not to extend the term of the agreement at least 90 days prior to the applicable renewal date. On July 31, 2020, the employment agreement was amended. The terms of the amended agreement call for a base salary through September 30, 2020 of $300,000 per year which may remain accrued but unpaid at the discretion of the Board of Directors until such time as at least $2,500,000 has been raised. If $10,000,000 or more has been raised by September 30, 2021, Mr. Jones’ base salary would be increased to $375,000 per year. Otherwise, it would remain at $300,000 annually unless increased pursuant to the employment agreement or by the Board of Directors. Mr. Jones’ base salary is subject to cost of living increases. Since the expiration of the provisional period, Mr. Jones is eligible for a guaranteed bonus of $200,000 on October 31,2020, $200,000 on March 31, 2021 and $150,000 each six months thereafter on each March 31st and September 30th thereafter, unless the agreement is earlier terminated. At the end of the provisional period, pursuant to the employment agreement, Mr. Jones was granted an option grant for the purchase of 1,000,000 shares of the Company’s common stock upon the expiration of the provisional period. In addition, until such time as the Company establishes comparable benefits, Mr. Jones is entitled to $1,200 per month on a tax equalized basis for health insurance and $1,000 per month on a tax equalized basis for term life insurance plus a disability policy. Mr. Jones is entitled to be reimbursed for business expenses. Mr. Jones would be entitled to a $12,000 tax equalized annual automobile allowance after the Company has raised $10,000,000. In addition, on July 31, 2020, the Board of Directors granted Mr. Jones a discretionary bonus that was a grant of an option to purchase 16,000,000 shares of common stock expiring on July 31, 2025 at an exercise price equal to the closing price of the Company’s common stock on July 31, 2020 of $0.0072, 25% of which vested immediately and 25% of which will vest on each of September 30, 2020, December 31, 2020 and March 31, 2021. Upon commencement of Mr. Jones’ employment agreement on May 6, 2020, Mr. Jones was no longer eligible to receive fees for his participation as a member of the Board of Directors. From January 1, 2020 to January 27, 2020, while Mr. Jones was an advisor to the Company’s Board of Directors, the Company accrued $3,484 for Mr. Jones’ advisory fees. From January 28, 2020 to May 5, 2020, the Company accrued $16,734 of fees for Mr. Jones’ participation as a member of the Board of Directors and $0 thereafter. From May 6, 2020 to June 30, 2020, the Company accrued $49,525 for Mr. Jones’ compensation and related benefits. These amounts are included in accounts payable and accrued expenses and in accrued compensation in the Company’s Condensed Consolidated Balance Sheet as of June 30, 2020.

Effective May 6, 2020, with the appointment of Timothy Jones as RespireRx’s President and Chief Executive Officer, Dr. Lippa resigned the interim officer positions of Interim Chief Executive Officer and Interim President, positions that Dr. Lippa has assumed on October 12, 2018 after the resignation of Dr. James Manuso on September 30, 2018. Dr. Lippa continues to serve as RespireRx’s Executive Chairman and as a member of the Board of Directors as well as the Company’s Chief Scientific Officer. Dr. Lippa has been granted stock options on several occasions and is eligible to receive additional awards under RespireRx’s 2014 Plan and 2015 Plan at the discretion of the Board of Directors. Dr. Lippa did not receive any option to purchase shares of common stock during the three-month and six-month periods ending June 30, 2020. Additional information with respect to the stock options granted to Dr. Lippa is provided at Note 6 Stockholders’ Deficiency. Dr. Lippa is also entitled to receive, until such time as RespireRx establishes a group health plan for its employees, $1,200 per month, on a tax-equalized basis, as additional compensation to cover the cost of health coverage and up to $1,000 per month, on a tax-equalized basis, as reimbursement for a term life insurance policy and disability insurance policy. Dr. Lippa is also entitled to be reimbursed for business expenses. Cash compensation inclusive of employee benefits accrued pursuant to this agreement totalled $84,900 and $169,800 for each of the three-months and six-months ended June 30, 2020 and 2019, respectively. Dr. Lippa’s cash compensation is included in accrued compensation and related expenses in the Company’s condensed consolidated balance sheet at June 30, 2020 and in research and development expenses in the Company’s condensed consolidated statement of operations for the three-months and six-months ended June 30, 2020 and 2019. Dr. Lippa does not receive any additional compensation for serving as Executive Chairman and on the Board of Directors. On July 13, 2020, Dr. Lippa forgave $600,000 of accrued compensation and benefits and in exchange received 600 shares of Series H Preferred Stock (See Note 9. Subsequent Events).

Jeff E. Margolis currently serves as the Company’s Senior Vice President, Chief Financial Officer, Treasurer and Secretary. On August 18, 2015, the Company entered into an employment agreement with Mr. Margolis in his role at that time as Vice President, Secretary and Treasurer. Pursuant to the agreement, which was for an initial term through September 30, 2016 and later amended (and which automatically extended on September 30, 2016, 2017, 2018 and 2019 and will automatically extend annually, upon the same terms and conditions for successive periods of one year, unless either party provides written notice of its intention not to extend the term of the agreement at least 90 days prior to the applicable renewal date). Mr. Margolis receives an annual base salary of $300,000, and is eligible to receive performance-based annual bonus awards based upon the achievement of annual performance goals established by the Board of Directors in consultation with the executive prior to the start of such fiscal year. Additionally, Mr. Margolis has been granted stock options on several occasions and is eligible to receive additional awards under the Company’s Plans at the discretion of the Board of Directors. Mr. Margolis is also entitled to receive, until such time as the Company establishes a group health plan for its employees, $1,200 per month, on a tax-equalized basis, as additional compensation to cover the cost of health coverage and up to $1,000 per month, on a tax-equalized basis, as reimbursement for a term life insurance policy and disability insurance policy, which $1,000 per month obligation has been waived by Mr. Margolis until Mr. Margolis notifies the Company of the rescission of the waiver. Mr. Margolis is also entitled to be reimbursed for business expenses. Additional information with respect to the stock options granted to Mr. Margolis is provided at Note 6 Stockholders’ Deficiency. Recurring cash compensation accrued pursuant to this amended agreement totalled $80,400 and $169,800 for the three-months and six-months ended June 30, 2020 and 2019, respectively, Mr. Margolis’ cash compensation is included in accrued compensation and related expenses in the Company’s condensed consolidated balance sheet as of June 30, 2020 and December 31, 2019, and in general and administrative expenses in the Company’s condensed consolidated statement of operations. Mr. Margolis does not receive any additional compensation for serving on the Company’s Board of Directors. On July 13, 2020, Mr. Margolis forgave $500,000 of accrued compensation and benefits and in exchange received 500 shares of Series H Preferred Stock (See Note 9. Subsequent Events).

The employment agreements between the Company and each of Dr. Lippa and Mr. Margolis (prior to the 2017 amendment), respectively, provided that the payment obligations associated with the first year base salary were to accrue, but no payments were to be made, until at least $2,000,000 of net proceeds from any offering or financing of debt or equity, or a combination thereof, was received by the Company, at which time scheduled payments were to commence. Dr. Lippa and Mr. Margolis (who are each also directors of the Company), have each agreed, effective as of August 11, 2016, to continue to defer the payment of such amounts indefinitely, until such time as the Board of Directors of the Company determines that sufficient capital has been raised by the Company or is otherwise available to fund the Company’s operations on an ongoing basis.

University of Illinois 2014 Exclusive License Agreement

On June 27, 2014, the Company entered into an Exclusive License Agreement (the “2014 License Agreement”) with the University of Illinois. The 2014 License Agreement granted the Company (i) exclusive rights to several issued and pending patents in several jurisdictions and (ii) the non-exclusive right to certain technical information that is generated by the University of Illinois in connection with certain clinical trials as specified in the 2014 License Agreement, all of which relate to the use of cannabinoids for the treatment of sleep related breathing disorders. The Company is developing dronabinol (Δ9-tetrahydrocannabinol), a cannabinoid, for the treatment of OSA, the most common form of sleep apnea.

The 2014 License Agreement provides for various commercialization and reporting requirements that commenced on June 30, 2015. In addition, the 2014 License Agreement provides for various royalty payments, including a royalty on net sales of 4%, payment on sub-licensee revenues of 12.5%, and a minimum annual royalty beginning in 2015 of $100,000, which is due and payable on December 31 of each year beginning on December 31, 2015. The minimum annual royalty obligation of $100,000 due on December 31, 2019, was extended to June 30, 2020 and further extended to July 7, 2020 when the obligation was paid (See Note 9. Subsequent Events). One-time milestone payments may become due based upon the achievement of certain development milestones. $350,000 will be due within five days after the dosing of the first patient is a Phase III human clinical trial anywhere in the world. $500,000 will be due within five days after the first NDA filing with FDA or a foreign equivalent. $1,000,000 will be due within twelve months of the first commercial sale. One-time royalty payments may also become due and payable. Annual royalty payments may also become due. In the year after the first application for market approval is submitted to the FDA or a foreign equivalent and until approval is obtained, the minimum annual royalty will increase to $150,000. In the year after the first market approval is obtained from the FDA or a foreign equivalent and until the first sale of a product, the minimum annual royalty will increase to $200,000. In the year after the first commercial sale of a product, the minimum annual royalty will increase to $250,000.

During each of the three-months and six-months ended June 30, 2020 and 2019, the Company recorded charges to operations of $25,000, respectively, with respect to its 2020 and 2019 minimum annual royalty obligation, which is included in research and development expenses in the Company’s condensed consolidated statement of operations for the three-months and six-months ended June 30, 2020 and 2019, respectively.

UWM Research Foundation Patent License Agreement

On August 1, 2020, RespireRx exercised its option pursuant to its option agreement dated March 2, 2020, between RespireRx and UWM Research Foundation, an affiliate of the University of Wisconsin-Milwaukee (“UWMRF”). Upon exercise RespireRx and UWMRF executed the UWMRF Patent License Agreement effective August 1, 2020 pursuant to which RespireRx licensed the identified intellectual property.

Under the UWMRF Patent License Agreement, the Company has an exclusive license to commercialize GABAkine products based on UWMRF’s rights in certain patents and patent applications, and a non-exclusive license to commercialize products based on UWMRF’s rights in certain technology that is not the subject of the patents or patent applications. UWMRF maintains the right to use, and, upon the approval of the Company, to license, these patent and technology rights for any non-commercial purpose, including research and education. The UWMRF Patent License Agreement expires upon the later of the expiration of the Company’s payment obligations to UWMRF or the expiration of the last remaining licensed patent granted thereunder, subject to early termination upon the occurrence of certain events. The License Agreement also contains a standard indemnification provision in favor of UWMRF and confidentiality provisions obligating both parties. For additional details, see Note 9. Subsequent Events - Exercise of Option pursuant to Option Agreement with UWMRF and Commencement of UWMRF Patent License Agreement.

Noramco Inc./Purisys, LLC - Dronabinol Development and Supply Agreement

On September 4, 2018, RespireRx entered into a dronabinol Development and Supply Agreement with Noramco Inc., one of the world’s major dronabinol manufacturers. Noramco subsequently assigned this agreement (as assigned, the “Purisys Agreement”) to its subsidiary, Purisys, LLC (“Purisys”). Under the terms of the Purisys Agreement, Purisys agreed to (i) provide all of the active pharmaceutical ingredient (“API”) estimated to be needed for the clinical development process for both the first- and second-generation products (each a “Product” and collectively, the “Products”), three validation batches for New Drug Application (“NDA”) filing(s) and adequate supply for the initial inventory stocking for the wholesale and retail channels, subject to certain limitations, (ii) maintain or file valid drug master files (“DMFs”) with the FDA or any other regulatory authority and provide the Company with access or a right of reference letter entitling the Company to make continuing reference to the DMFs during the term of the agreement in connection with any regulatory filings made with the FDA by the Company, (iii) participate on a development committee, and (iv) make available its regulatory consultants, collaborate with any regulatory consulting firms engaged by the Company and participate in all FDA or Drug Enforcement Agency (“DEA”) meetings as appropriate and as related to the API.

In consideration for these supplies and services, the Company has agreed to purchase exclusively from Purisys during the commercialization phase all API for its Products as defined in the Development and Supply Agreement at a pre-determined price subject to certain producer price adjustments and agreed to Purisys’s participation in the economic success of the commercialized Product or Products up to the earlier of the achievement of a maximum dollar amount or the expiration of a period of time.

Transactions with Bausch Health Companies Inc.

Beginning in March 2010, the Company entered into a series of asset purchase and license agreements with Biovail Laboratories International SRL, which after its merger with Valeant Pharmaceuticals International, Inc. was later renamed Bausch Health Companies Inc. (“Bausch”).

In March 2011, the Company entered into a new agreement with Bausch to re-acquire the AMPAkine compounds, patents and rights that Bausch had acquired from the Company in March 2010. The new agreement provided for potential future payments of up to $15,150,000 by the Company based upon the achievement of certain developments, including NDA submissions and approval milestones pertaining to an intravenous dosage form of the AMPAkine compounds for respiratory depression, a therapeutic area not currently pursued by the Company. Bausch is also eligible to receive additional payments of up to $15,000,000 from the Company based upon the Company’s net sales of an intravenous dosage form of these compounds for respiratory depression.

Summary of Principal Cash Obligations and Commitments

The following table sets forth the Company’s principal cash obligations and commitments for the next five fiscal years as of June 30, 2020, aggregating $2,289,770. License agreement amounts included in the 2020 column represents amounts contractually due from July 1, 2020 through December 31, 2020 (six months) and in each of the subsequent years, represents the full year. Employment agreement amounts included in the 2020 column represent amounts contractually due from July 1, 2020 through September 30, 2020 (three months) and in one case through September 30, 2023 when such contracts expire unless extended pursuant to the terms of the contracts.

		Payments Due By Year
	Total	2020	2021	2022	2023	2024
License agreements	$510,370	$50,000	$115,092	$115,093	$130,185	$100,000
Employment agreements (1)	1,779,400	450,200	689,600	639,600	554,700	-
Total	$2,289,770	$500,200	$739,600	$654,700	$100,000	$100,000

(1) The payment of amounts related to Dr. Lippa and Mr. Margolis have been deferred indefinitely, as described above at “Employment Agreements.” The payment amounts to Mr. Jones have been deferred pending the Company achieving certain financing thresholds as described above at “Employment Agreements.” The 2020 amounts include three-months of employment agreement obligations for Dr. Lippa, Mr. Jones and Mr. Margolis as their employment contracts renewed on September 30, 2019 and the 2020 obligations include the three months of obligations through September 30, 2020. In the case of Mr. Jones, the obligations extend through the first renewal date of his employment contract which is September 30, 2023. Also, in the case of Mr. Jones, guaranteed bonus obligations are included in the periods in which such amounts are due.

9. Commitments and Contingencies

Pending or Threatened Legal Action and Claims

On March 10, 2020, Sharp Clinical Services, Inc. filed a complaint and summons dated February 21, 2020 in Superior Court of New Jersey Law Division, Bergen County against the Company related to a December 16, 2019 demand for payment of past due invoices inclusive of late fees totaling $103,890 of which $3,631 relates to late fees. The complaint and summons seeks $100,259 plus 1.5% interest per month on outstanding unpaid invoices. On Friday On Friday March 13, 2020, the RespireRx and its counsel communicated with counsel to this vendor and discussed why a settlement of such matter would be in the best interests of both parties, but has not yet received a response from this vendor or it’s counsel. As of December 31, 2019, the Company had recorded accounts payable of $99,959 to such vendor an amount considered by the Company to be reasonable given the ongoing settlement discussions.

By letter dated May 18, 2018, the Company received notice from counsel claiming to represent TEC Edmonton and The Governors of the University of Alberta, which purports to terminate, effective December 12, 2017, the license agreement dated May 9, 2007 between the Company and The Governors of the University of Alberta. The Company, through its counsel, disputed any grounds for termination and notified the representative that it invoked Section 13 of that license agreement, which mandates a meeting to be attended by individuals with decision-making authority to attempt in good faith to negotiate a resolution to the dispute. In February 2019, the Company and TEC Edmonton tentatively agreed to terms acceptable to all parties to establish a new license agreement and the form of a new license agreement. However, the Company has re-evaluated that portion of its AMPAkine program and has decided not to enter into a new agreement at this time. The lack of entry into a new agreement at this time does not affect the Company’s other AMPAkine programs and permits the Company to reallocate resources to those programs, including, but not limited to ADHD, SCI, FXS and others.

By e-mail dated July 21, 2016, the Company received a demand from an investment banking consulting firm that represented the Company in 2012 in conjunction with the Pier transaction alleging that $225,000 is due and payable for investment banking services rendered. Such amount has been included in accrued expenses at December 31, 2019 and 2018.

The Company is periodically the subject of various pending and threatened legal actions and claims. In the opinion of management of the Company, adequate provision has been made in the Company’s consolidated financial statements as of December 31, 2019 and 2018 with respect to such matters, including, specifically, the matters noted above. The Company intends to vigorously defend itself if any of the matters described above results in the filing of a lawsuit or formal claim. See Note 5. Settlement and Payment Agreements for additional items and details.

Significant Agreements and Contracts

Consulting Agreement

Richard Purcell, the Company’s Senior Vice President of Research and Development since October 15, 2014, provides his services to the Company on a month-to-month basis through his consulting firm, DNA Healthlink, Inc., through which the Company has contracted for his services, for a monthly cash fee of $12,500. Additional information with respect to shares of common stock that have been issued to Mr. Purcell is provided at Note 6. Cash compensation expense pursuant to this agreement totaled $150,000 for the fiscal years ended December 31, 2019 and 2018, which is included in research and development expenses in the Company’s consolidated statements of operations for such periods.

Employment Agreements

Employment Agreements

On October 12, 2018, after the resignation of Dr. James Manuso effective September 30, 2018, Dr. Lippa was named Interim President and Interim Chief Executive Officer (see Note 9 to the Company’s consolidated financial statements for the fiscal years ended December 31, 2019 and 2018). Dr. Lippa has continued to serve as the Company’s Executive Chairman and as a member of the Board of Directors. On August 18, 2015, Dr. Lippa was named Chief Scientific Officer of the Company, and the Company entered into an employment agreement with Dr. Lippa in that capacity. Pursuant to the agreement, which was for an initial term through September 30, 2018 (and which automatically extended on September 30, 2018 and 2019 and will automatically extend annually, upon the same terms and conditions, for successive periods of one year, unless either party provides written notice of its intention not to extend the term of the agreement at least 90 days prior to the applicable renewal date), Dr. Lippa earned an annual base salary of $300,000. Dr. Lippa is also eligible to earn a performance-based annual bonus award of up to 50% of his base salary, based upon the achievement of annual performance goals established by the Board of Directors in consultation with the executive prior to the start of such fiscal year, or any amount at the discretion of the Board of Directors. Additionally, Dr. Lippa has been granted stock options on several occasions and is eligible to receive additional awards under the Company’s Plans at the discretion of the Board of Directors. Dr. Lippa did not receive any option to purchase shares of common stock during fiscal year ended December 31, 2019. Dr. Lippa is also entitled to receive, until such time as the Company establishes a group health plan for its employees, $1,200 per month, on a tax-equalized basis, as additional compensation to cover the cost of health coverage and up to $1,000 per month, on a tax-equalized basis, as reimbursement for a term life insurance policy and disability insurance policy. Dr. Lippa is also entitled to be reimbursed for business expenses. Additional information with respect to the stock options granted to Dr. Lippa is provided at Note 6 to the Company’s consolidated financial statements for the fiscal years ended December 31, 2019 and 2018. Cash compensation inclusive of employee benefits accrued pursuant to this agreement totaled $339,600 for each of the fiscal years ended December 31, 2019 and 2018, respectively, which amounts are included in accrued compensation and related expenses in the Company’s consolidated balance sheet at December 31, 2019 and 2018, and in research and development expenses in the Company’s consolidated statement of operations for the fiscal years ended December 31, 2019 and 2018. Dr. Lippa does not receive any additional compensation for serving as Executive Chairman and on the Board of Directors.

On August 18, 2015, the Company also entered into an employment agreement with Jeff E. Margolis, in his role at that time as Vice President, Secretary and Treasurer. Pursuant to the agreement, which was for an initial term through September 30, 2016 and later amended (and which automatically extended on September 30, 2016, 2017, 2018 and 2019 and will automatically extend annually, upon the same terms and conditions for successive periods of one year, unless either party provides written notice of its intention not to extend the term of the agreement at least 90 days prior to the applicable renewal date), Mr. Margolis currently receives an annual base salary of $300,000, and is eligible to receive performance-based annual bonus awards based upon the achievement of annual performance goals established by the Board of Directors in consultation with the executive prior to the start of such fiscal year. Additionally, Mr. Margolis has granted stock options on several occasions and is eligible to receive additional awards under the Company’s Plans at the discretion of the Board of Directors. Mr. Margolis is also entitled to receive, until such time as the Company establishes a group health plan for its employees, $1,200 per month, on a tax-equalized basis, as additional compensation to cover the cost of health coverage and up to $1,000 per month, on a tax-equalized basis, as reimbursement for a term life insurance policy and disability insurance policy. Mr. Margolis is also entitled to be reimbursed for business expenses. Additional information with respect to the stock options granted to Mr. Margolis is provided at Note 6 to the Company’s consolidated financial statements for fiscal years ended December 31, 2019 and 2018. Recurring cash compensation accrued pursuant to this amended agreement totaled $321,600 for the fiscal year ended December 31, 2019 and 2018 which amounts are included in accrued compensation and related expenses in the Company’s consolidated balance sheet December 31, 2019 and 2018, and in general and administrative expenses in the Company’s consolidated statement of operations.

The employment agreements between the Company and Dr. Lippa, and Mr. Margolis (prior to the 2017 amendment), respectively, provided that the payment obligations associated with the first year base salary were to accrue, but no payments were to be made, until at least $2,000,000 of net proceeds from any offering or financing of debt or equity, or a combination thereof, was received by the Company, at which time scheduled payments were to commence. Dr. Lippa, and Mr. Margolis (who are each also directors of the Company) have each agreed, effective as of August 11, 2016, to continue to defer the payment of such amounts indefinitely, until such time as the Board of Directors of the Company determines that sufficient capital has been raised by the Company or is otherwise available to fund the Company’s operations on an ongoing basis.

University of Illinois 2014 Exclusive License Agreement

On June 27, 2014, the Company entered into an Exclusive License Agreement (the “2014 License Agreement”) with the University of Illinois, the material terms of which were similar to a License Agreement between the parties that had been previously terminated on March 21, 2013. The 2014 License Agreement became effective on September 18, 2014, upon the completion of certain conditions set forth in the 2014 License Agreement, including: (i) the payment by the Company of a $25,000 licensing fee, (ii) the payment by the Company of outstanding patent costs aggregating $15,840, and (iii) the assignment to the University of Illinois of rights the Company held in certain patent applications, all of which conditions were fulfilled.

The 2014 License Agreement granted the Company (i) exclusive rights to several issued and pending patents in numerous jurisdictions and (ii) the non-exclusive right to certain technical information that is generated by the University of Illinois in connection with certain clinical trials as specified in the 2014 License Agreement, all of which relate to the use of cannabinoids for the treatment of sleep related breathing disorders. The Company is developing dronabinol (Δ9-tetrahydrocannabinol), a cannabinoid, for the treatment of OSA, the most common form of sleep apnea.

The 2014 License Agreement provides for various commercialization and reporting requirements commencing on June 30, 2015. In addition, the 2014 License Agreement provides for various royalty payments, including a royalty on net sales of 4%, payment on sub-licensee revenues of 12.5%, and a minimum annual royalty beginning in 2015 of $100,000, which is due and payable on December 31 of each year beginning on December 31, 2015. The minimum annual royalty obligation of $100,000 due on December 31, 2019, was extended to June 30, 2020. One-time milestone payments may become due based upon the achievement of certain development milestones. $350,000 will be due within five days after the dosing of the first patient is a Phase III human clinical trial anywhere in the world. $500,000 will be due within five days after the first NDA filing with FDA or a foreign equivalent. $1,000,000 will be due within twelve months of the first commercial sale. One-time royalty payments may also become due and payable. Annual royalty payments may also become due. In the year after the first application for market approval is submitted to the FDA or a foreign equivalent and until approval is obtained, the minimum annual royalty will increase to $150,000. In the year after the first market approval is obtained from the FDA or a foreign equivalent and until the first sale of a product, the minimum annual royalty will increase to $200,000. In the year after the first commercial sale of a product, the minimum annual royalty will increase to $250,000.

During the fiscal years ended December 31, 2019 and 2018, the Company recorded charges to operations of $100,000, respectively, with respect to its 2019 and 2018 minimum annual royalty obligation, which is included in research and development expenses in the Company’s consolidated statement of operations for the fiscal years ended December 31, 2019 and 2018. The Company did not pay the amount due on December 31, 2019 for which the Company was granted an extension until June 30, 2020.

University of Alberta License Agreement

On May 18, 2018, the Company received a letter from counsel claiming to represent TEC Edmonton and The Governors of the University of Alberta, which purported to terminate, effective December 12, 2017, the license agreement dated May 9, 2007 (as subsequently amended) between the Company and The Governors of the University of Alberta. The Company, through its counsel, disputed any grounds for termination and notified the representative that it invoked Section 13 of that license agreement, which mandates a meeting to be attended by individuals with decision-making authority to attempt in good faith to negotiate a resolution to the dispute. In February 2019, the Company and TEC Edmonton tentatively agreed to terms acceptable to all parties to establish a new license agreement and the form of a new license agreement. However, after reaching that tentative agreement, the Company has re-evaluated that portion of its AMPAkine program and has decided not to enter into a new agreement at this time. The lack of entry into a new agreement at this time does not affect the Company’s other AMPAkine programs and permits the Company to reallocate resources to those programs, including, but not limited to ADHD, FXS, SCI and CNS-driven Disorders.

Noramco Inc. - Dronabinol Development and Supply Agreement

On September 4, 2018, RespireRx entered into a dronabinol Development and Supply Agreement with Noramco Inc., one of the world’s major dronabinol manufacturers. Under the terms of the Agreement, Noramco agreed to (i) provide all of the active pharmaceutical ingredient (“API”) estimated to be needed for the clinical development process for both the first- and second-generation products (each a “Product” and collectively, the “Products”), three validation batches for New Drug Application (“NDA”) filing(s) and adequate supply for the initial inventory stocking for the wholesale and retail channels, subject to certain limitations, (ii) maintain or file valid drug master files (“DMFs”) with the FDA or any other regulatory authority and provide the Company with access or a right of reference letter entitling the Company to make continuing reference to the DMFs during the term of the agreement in connection with any regulatory filings made with the FDA by the Company, (iii) participate on a development committee, and (iv) make available its regulatory consultants, collaborate with any regulatory consulting firms engaged by the Company and participate in all FDA or Drug Enforcement Agency (“DEA”) meetings as appropriate and as related to the API.

In consideration for these supplies and services, the Company has agreed to purchase exclusively from Noramco during the commercialization phase all API for its Products as defined in the Development and Supply Agreement at a pre-determined price subject to certain producer price adjustments and agreed to Noramco’s participation in the economic success of the commercialized Product or Products up to the earlier of the achievement of a maximum dollar amount or the expiration of a period of time.

Transactions with Biovail Laboratories International SRL

Beginning in March 2010, the Company entered into a series of asset purchase and license agreements with Biovail Laboratories International SRL later merged with Valeant Pharmaceuticals International, Inc. which was later renamed Bausch Health Companies Inc. (“Biovail”).

In March 2011, the Company entered into a new agreement with Biovail to reacquire the AMPAkine compounds, patents and rights that Biovail had acquired from the Company in March 2010. The new agreement provided for potential future payments of up to $15,150,000 by the Company based upon the achievement of certain developments, including new drug application submissions and approval milestones pertaining to an intravenous dosage form of the AMPAkine compounds for respiratory depression, a therapeutic area not currently pursued by the Company. Biovail is also eligible to receive additional payments of up to $15,000,000 from the Company based upon the Company’s net sales of an intravenous dosage form of the compounds for respiratory depression.

At any time following the completion of Phase 1 clinical studies and prior to the end of Phase 2A clinical studies, Biovail retains an option to co-develop and co-market intravenous dosage forms of an AMPAkine compound as a treatment for respiratory depression and vaso-occlusive crises associated with sickle cell disease. In such an event, the Company would be reimbursed for certain development expenses to date and Biovail would share in all such future development costs with the Company. If Biovail makes the co-marketing election, the Company would owe no further milestone payments to Biovail and the Company would be eligible to receive a royalty on net sales of the compound by Biovail or its affiliates and licensees.

Summary of Principal Cash Obligations and Commitments

The following table sets forth the Company’s principal cash obligations and commitments for the next five fiscal years as of December 31, 2019, aggregating $995,900. Employment agreement amounts included in the 2020 column represent amounts contractually due at from January 1, 2020 through September 30, 2020 when such contracts expire unless extended pursuant to the terms of the contracts.

		Payments Due By Year
	Total	2020	2021	2022	2023	2024
License agreements	$500,000	$100,000	$100,000	$100,000	$100,000	$100,000
Employment agreements (1)	495,900	495,900	-	-	-	-
Total	$995,900	$595,900	$100,000	$100,000	$100,000	$100,000

(1) The payment of such amounts has been deferred indefinitely, as described above at “Employment Agreements”.